Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Current and Non-current Assets
Straight-lining of revenue	$ 39,375	$ 22,007
Marketable securities	74,600
Claims receivable	12,198	15,169
Vessel held for sale		3,297
Other assets	8,619	7,332
Total current assets	134,792	47,805
Straight-lining of revenue	79,397	83,873
Other non-current assets	6,776	6,050
Total non-current assets	$ 86,173	$ 89,923